Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Schedule of Financing Income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Details of Statements of Profit or Loss and Other Comprehensive Income Loss [Abstract]
Interest Income and consumer price index in Israel in connection to concession project	€ 1,423	€ 1,757	€ 1,948
Interest income	553	70	291
Change in fair value of derivatives, net	1,094	897	494
Consumer price index in Israel for loan	103
Swap interest	55
Gain from exchange rate differences, net			697
Total financing income	€ 3,228	€ 2,724	€ 3,430